Report of the directors financial review risk report - The Downside scenarios (Details)	6 Months Ended
Jun. 30, 2023
Consensus Downside scenario ECL | UK | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(3.20%)
Consensus Downside scenario ECL | UK | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.20%
House price index (%, start-to-trough)	(16.60%)
Inflation rate (YoY % change, max)	7.00%
Consensus Downside scenario ECL | US | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(3.10%)
Consensus Downside scenario ECL | US | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.10%
House price index (%, start-to-trough)	(2.60%)
Inflation rate (YoY % change, max)	4.10%
Consensus Downside scenario ECL | Hong Kong | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(2.40%)
Consensus Downside scenario ECL | Hong Kong | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	5.00%
House price index (%, start-to-trough)	(2.90%)
Inflation rate (YoY % change, max)	4.00%
Consensus Downside scenario ECL | Mainland China | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(1.20%)
Consensus Downside scenario ECL | Mainland China | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.30%
House price index (%, start-to-trough)	1.00%
Inflation rate (YoY % change, max)	4.30%
Consensus Downside scenario ECL | Canada | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(3.30%)
Consensus Downside scenario ECL | Canada | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	7.50%
House price index (%, start-to-trough)	(16.10%)
Inflation rate (YoY % change, max)	3.90%
Consensus Downside scenario ECL | France | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.40%)
Consensus Downside scenario ECL | France | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.50%
House price index (%, start-to-trough)	(1.30%)
Inflation rate (YoY % change, max)	5.60%
Consensus Downside scenario ECL | UAE | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	0.00%
Consensus Downside scenario ECL | UAE | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	3.90%
House price index (%, start-to-trough)	(1.90%)
Inflation rate (YoY % change, max)	3.90%
Consensus Downside scenario ECL | Mexico | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(2.20%)
Consensus Downside scenario ECL | Mexico | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.40%
House price index (%, start-to-trough)	1.40%
Inflation rate (YoY % change, max)	6.60%
Downside 2 scenario ECL | UK | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(7.70%)
Downside 2 scenario ECL | UK | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	9.00%
House price index (%, start-to-trough)	(40.80%)
Inflation rate (YoY % change, max)	10.30%
Downside 2 scenario ECL | US | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(4.30%)
Downside 2 scenario ECL | US | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	9.60%
House price index (%, start-to-trough)	(15.30%)
Inflation rate (YoY % change, max)	4.50%
Downside 2 scenario ECL | Hong Kong | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(6.90%)
Downside 2 scenario ECL | Hong Kong | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.30%
House price index (%, start-to-trough)	(16.10%)
Inflation rate (YoY % change, max)	4.50%
Downside 2 scenario ECL | Mainland China | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(8.30%)
Downside 2 scenario ECL | Mainland China | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.80%
House price index (%, start-to-trough)	(21.40%)
Inflation rate (YoY % change, max)	5.30%
Downside 2 scenario ECL | Canada | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(5.90%)
Downside 2 scenario ECL | Canada | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	12.20%
House price index (%, start-to-trough)	(45.10%)
Inflation rate (YoY % change, max)	5.00%
Downside 2 scenario ECL | France | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(7.10%)
Downside 2 scenario ECL | France | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.00%
House price index (%, start-to-trough)	(12.10%)
Inflation rate (YoY % change, max)	9.90%
Downside 2 scenario ECL | UAE | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(5.40%)
Downside 2 scenario ECL | UAE | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	4.40%
House price index (%, start-to-trough)	(4.80%)
Inflation rate (YoY % change, max)	4.40%
Downside 2 scenario ECL | Mexico | 2023
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(8.90%)
Downside 2 scenario ECL | Mexico | 2024
Disclosure of financial assets [line items]
Unemployment rate (%, max)	5.70%
House price index (%, start-to-trough)	1.30%
Inflation rate (YoY % change, max)	6.90%